Variable Interest Entities (“VIEs”)	12 Months Ended
Jun. 30, 2026
Variable Interest Entities (“VIEs”) [Abstract]
Variable Interest Entities (“VIEs”)

(14) Variable Interest Entities (“VIEs”)

Termination of the Former VIE Agreements

Foreign ownership of certain parts of the Group’s businesses including fund management services was subject to restrictions under current PRC laws and regulations. The Company is a Cayman Islands company and the government of the Cayman Islands has not entered into a memorandum of understanding on bilateral regulatory cooperation with the China Securities Regulatory Commission (the “CSRC”). Accordingly, the Company was not eligible to conduct the fund management business by directly establishing a foreign-invested fund management company. To comply with PRC laws and regulations and utilize the ability in providing fund management services, the Group conducted its business activities through the VIE, Puyi Bohui, in which the Group owned 0.96% equity interests, and its subsidiaries in China. This structure was dissolved in September 2025 upon the disposal of the Group’s wealth management segment, which included the sale of Puyi Consulting, Puyi Bohui, and its subsidiaries, and the termination of all related contractual arrangements.

Separately, PRC laws, regulations, and rules also restrict and impose conditions on direct foreign investment in value-added telecommunication services, and therefore prior to December 27, 2024, the Group operated the internet-based insurance distribution business through its former consolidated VIEs, namely Xinbao Investment, and RONS Technologies, and their subsidiaries. On December 27, 2024, the Group transferred all of the interests in Fanhua RONS Technologies, Xinbao Investment and its subsidiaries to BGM in exchange for 72% of BGM Group Ltd.’s issued and outstanding ordinary shares. This structure was dissolved on December 27, 2024, when the Group transferred all of its interests in these VIEs to BGM in a share exchange transaction. All related contractual arrangements were terminated upon completion of this transaction.

The following is a summary of the contractual agreements that the Group, through the WFOEs, entered into with the consolidated VIEs. The WFOEs referred to herein are (i) Puyi Enterprises Management Consulting Co., Ltd., (ii) Fanhua Insurance Sales Service Group Company Limited, and (iii) Beijing Fanlian Investment Co., Ltd.

Former VIE Agreements that Provided the Group Effective Control over Puyi Bohui, Xinbao Investment and Fanhua RONS Technologies

●	Loan Agreement

The WFOEs entered into a loan agreement with relevant Nominee Shareholders to provide them loans solely for the purpose of contribution of registered capital of these consolidated VIEs, or the PRC domestic companies. The principal loan amounts equaled to the capital contributions to the PRC domestic companies. The WFOEs had the sole discretion to determine the method of repayment, including requiring the Nominee Shareholders to transfer their equity interests in these PRC domestic companies to the WFOEs or its designated person.

The term of the loan agreement was for ten years, which could be extended only upon written agreement of the parties. If the loan was not extended, then upon its expiration and subject to then applicable PRC laws, the loan could be repaid only with the proceeds from a transfer of the individual shareholder’s equity interests in the PRC domestic companies to the WFOEs or another person or entity designated by them. The WFOEs had the right to accelerate the loan repayment upon certain events, including but not limited to if the individual shareholder resigned or was dismissed from employment by us or if the WFOEs exercised their option to purchase the Nominee Shareholders’ equity interests in the PRC domestic companies pursuant to the Exclusive Option Agreement described below. The loan agreements were terminated in December 2024 and September 2025, respectively, in connection with the disposal of the relevant entities.

Agreements that Provide the Group Effective Control over Puyi Bohui, Xinbao Investment and Fanhua RONS Technologies

●	Equity Interest Pledge Agreement

The relevant Nominee Shareholders of these PRC domestic companies entered into an equity interest pledge agreement, pledging all of their respective equity interests in these PRC domestic companies as collateral to ensure that these PRC domestic companies fully performed their obligations under the Exclusive Technical and Consulting Services Agreement, Exclusive Option Agreement and Loan Agreement, including the payment of technology and consulting service fees and repayment of the loan and the accrued interests to the WFOEs. The Nominee Shareholders also agreed not to transfer or create any encumbrances adverse to the WFOEs on their equity interests in these PRC domestic companies. During the term of the equity pledge agreement, the WFOEs were entitled to all the dividends declared on the pledged equity interests. The agreement became effective upon registration with relevant administration for industry and commerce (the “AIC”) and remained in effect until all of the obligations of these PRC domestic companies under the Exclusive Technical and Consulting Services Agreement, Exclusive Option Agreement and Loan Agreement had been duly performed or terminated. These obligations, and consequently the pledge agreement itself, were terminated in December 2024 and September 2025, respectively in connection with the disposal of the relevant entities.

●	Power of Attorney

Relevant Nominee Shareholders of these PRC domestic companies irrevocably authorized the WFOEs to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in these PRC domestic companies, and appointment of the executive directors and senior management of these PRC domestic companies. The WFOEs had the right to appoint any individual or entity to exercise the power of attorney on its behalf. until the shareholder ceased to hold any equity interest in these PRC domestic companies. These power of attorney were for ten years but were terminated in connection with the disposal of the relevant entities in December 2024 and September 2025, respectively, at which point the nominee shareholders ceased to hold their equity interests in these companies.

Agreements that Transfer Economic Benefits to the Group

●	Exclusive Option Agreement

Relevant Nominee Shareholders of these PRC domestic companies entered into an exclusive purchase option agreement to irrevocably grant the WFOEs an exclusive option to purchase, or designate one or more persons to purchase, part or all of their equity interests in these PRC domestic companies at the WFOEs’ sole and absolute discretion, when and to the extent permitted by PRC laws. The purchase price was equal to the higher of: (i) the amount of registered capital actually contributed by the equity holder; or (ii) a minimum price permitted under applicable PRC laws. The Exclusive Option Agreements were terminated in December 2024 and September 2025, respectively, in connection with the disposal of the relevant entities.

●	Exclusive Technology and Consulting Services Agreement

Pursuant to Exclusive Technical and Consulting Services Agreement between (i) the WFOEs, and (ii) these PRC domestic companies, the WFOEs agreed to provide these PRC domestic companies with comprehensive business support, technical, consulting and other services including such as training services and other services relating to IT platform and internal control compliance.

In exchange, these PRC domestic companies agreed to pay a quarterly fee calculated primarily based on a percentage of its revenues. The agreement has an initial term of one year and was subject to annual renewal upon mutual agreement. The agreement was terminated in September 2025 in connection with the disposal of the relevant entities, which constituted the legal transfer contemplated in its terms.

Because of contractual arrangements with the consolidated VIEs and their Nominee Shareholders, the Group was the primary beneficiary of the consolidated VIEs and their subsidiaries and consolidated them into consolidated financial statements.

Risks in relation to the VIE Arrangement

In the opinion of the Company’s legal counsel, based on PRC laws and regulations in effect during the relevant period: (i) the historical ownership structure relating to the consolidated VIEs of the Company was in compliance with PRC laws and regulations; (ii) the contractual arrangements with the consolidated VIEs and the individual shareholders were legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the consolidated VIEs and its shareholders did not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any PRC laws and regulations in effect.

Uncertainties in the PRC legal system could cause the Company’s historical corporate structure to be found in violation of PRC laws or regulations on a retrospective basis. This could have limited the Company’s ability, through the Primary Beneficiary, to enforce its rights under these contractual arrangements while they were in effect. Furthermore, the shareholders of the consolidated VIEs could have had interests that were different from those of the Company, which could have increased the risk that the shareholders would have sought to breach the existing terms of the aforementioned agreements.

In addition, if the historical structure or any of the contractual arrangements were to be found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to fines or other sanctions. The imposition of any such penalties could have a material adverse effect on the Company’s financial condition and results of operations. However, as the contractual arrangements have been terminated and the VIEs disposed of, the risk of operational disruption, license revocation, or deconsolidation has been eliminated.

Summarized below is the information related to the consolidated VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

As of June 30, 2025
RMB
Total assets	119,599
Total current liabilities	32,212
Total liabilities	39,158

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net revenues	144,024	146,160	9,485
Operating costs and expenses	(170,787)	(167,203)	(7,566)
Net (loss) income	(37,038)	(4,338)	2,277

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net cash (used in) generated from operating activities	(69,861)	(4,413)	8,085
Net cash generated from/(used in) investing activities	44,413	(42,233)	(183)
Net cash generated from/(used in) financing activities	(20,137)	32,375	-
Net increase/(decrease) in cash, cash equivalents and restricted cash	(45,585)	(14,271)	7,902

New VIE Agreements

PRC laws, regulations, and rules also restrict and impose conditions on direct foreign investment in value-added telecommunication services, and therefore, the Group operated the computing power and algorithm solutions business through its new consolidated VIEs, namely Huazhi Future, and its subsidiaries. The Company, through Huazhixing, entered into a series of contractual arrangements with Huazhi Future and its respective Nominee Shareholders (the “Huazhi VIE Arrangements”) in February 2026, as supplemented in June 2026, that enabled the Company to (1) have power to direct the activities that most significantly affect the economic performance of Huazhi Future and its subsidiaries (collectively, the “Huazhi VIEs”), and (2) receive the economic benefits of Huazhi VIEs that could be significant to the Huazhi VIEs. Accordingly, Huazhixing was considered the primary beneficiary of the Huazhi VIEs and had consolidated the Huazhi VIE and the VIE’s subsidiaries’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

The following is a summary of the contractual agreements that the Group, through the WFOE, entered into with the consolidated VIEs. The WFOEs referred to herein is Huazhixing.

Contracts that give the Company effective control of the VIE

●	Equity Pledge Agreement

Under the Equity Pledge Agreement, as supplemented, between Huazhixing, Huazhi Future and the Huazhi Future Shareholders, the Huazhi Future Shareholders pledged all of their equity interests in Huazhi Future to Huazhixing to guarantee the performance of Huazhi Future’s obligations under the Exclusive Business Cooperation Agreement and of Huazhi Future’s and the Huazhi Future Shareholders’ obligations under the Exclusive Call Option Agreement and the Huazhi Future Shareholders’ debts under any loans from Huazhixing. Under the terms of the Equity Pledge Agreement, in the event that Huazhi Future or the Huazhi Future Shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, Huazhixing, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The Huazhi Future Shareholders also agreed that upon occurrence of any event of default, as set forth in the Equity Pledge Agreement, Huazhixing is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The Huazhi Future Shareholders further agreed not to dispose of the pledged equity interests or take any actions that would prejudice Huazhixing’s interest.

The Equity Pledge Agreement is effective until all payments due under the Exclusive Business Cooperation Agreement have been paid by Huazhi Future. Huazhixing shall cancel or terminate the Equity Interest Pledge Agreement upon Huazhi Future’s full payment of fees payable under the Exclusive Business Cooperation Agreement.

The purposes of the Equity Pledge Agreement are to (1) guarantee the performance of Huazhi Future’s obligations under the Exclusive Business Cooperation Agreement, (2) ensure that the Huazhi Future Shareholders do not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice Huazhixing’s interests without Huazhixing’s prior written consent, and (3) provide Huazhixing control over Huazhi Future. In the event Huazhi Future breaches its contractual obligations under the Exclusive Business Cooperation Agreement, Huazhixing will be entitled to foreclose on the Huazhi Future Shareholders’ equity interests in Huazhi Future and may (1) exercise its option to purchase or designate third parties to purchase part or all of its equity interests in Huazhi Future and Huazhixing may terminate the VIE Agreements after acquisition of all equity interests in Huazhi Future or form a new VIE structure with the third parties designated by Huazhixing; or (2) dispose of the pledged equity interests and be paid in priority out of proceeds from the disposal in which case the VIE structure will be terminated.

●	Exclusive Option to Purchase Agreement

Under the Exclusive Call Option Agreement, the Huazhi Future Shareholders irrevocably granted Huazhixing (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Huazhi Future. The option price is the lowest price permitted by PRC law at the time of exercise, subject to adjustment on the basis of any appraisal required by the relevant authorities. As of the date of this report, if Huazhixing exercised such option, the total option price that would be paid to all of the Huazhi Future Shareholders would be the lowest amount allowed by law.

Under the Exclusive Call Option Agreement, Huazhixing may at any time under any circumstances, purchase, or have its designee purchase, at its discretion, to the extent permitted under PRC law, all or part of the Huazhi Future Shareholders’ equity interests in Huazhi Future. The Share Disposal and Exclusive Option to Purchase Agreement, together with the Equity Pledge Agreement, Exclusive Business Cooperation Agreement, and the Power of Attorney, enable Huazhixing to exercise effective control over Huazhi Future.

The Share Disposal and Exclusive Option to Purchase Agreement remains effective for a term of 10 years and may be renewed at Huazhixing’s election.

●	Power of Attorney

Under the Power of Attorney, the Huazhi Future Shareholders authorized Huazhixing to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that a shareholder is entitled to under PRC laws and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of the shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Huazhi Future.

The term of the Power of Attorney is the same as the term of the Share Disposal and Exclusive Option to Purchase Agreement. The Power of Attorney is irrevocable and continuously valid from the date of execution of the Power of Attorney, so long as the Huazhi Future Shareholder holds equity interests in Huazhi Future.

Contracts that enable the Company to receive substantially all of the economic benefits from the VIE

●	Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Huazhi Future and Huazhixing, Huazhixing provides Huazhi Future with technical support, consulting services, intellectual services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, Huazhi Future granted an irrevocable and exclusive option to Huazhixing to purchase from Huazhi Future, any or all of its assets at the lowest purchase price permitted under PRC laws. Should Huazhixing exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to Huazhi Future by Huazhixing under this agreement, Huazhixing is entitled to collect a service fee equal to Huazhi Future’s consolidated profit after offsetting losses of the previous year, operating expenses, taxes and other mandatory expenditures, which Huazhixing may adjust by reference to the scope of services and the operations of Huazhi Future.

Based on the foregoing VIE Agreements, Huazhixing has effective control of Huazhi Future which enables Huazhixing to receive all of the expected residual returns and absorb the expected losses of the VIE and its subsidiaries. Management therefore concludes that the Company, through the above contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIE, and therefore the Company is the ultimate primary beneficiary of the VIE.

Risks in relation to the VIE Arrangement

In the opinion of the Company’s legal counsel, based on PRC laws and regulations in effect during the relevant period: (i) the historical ownership structure relating to the consolidated VIEs of the Company was in compliance with PRC laws and regulations; (ii) the contractual arrangements with the Huazhi VIEs and the individual shareholders are legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the Huazhi VIEs and its shareholders do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any PRC laws and regulations in effect.

Uncertainties in the PRC legal system could cause the Company’s historical corporate structure to be found in violation of PRC laws or regulations on a retrospective basis. This could have limited the Company’s ability, through the Primary Beneficiary, to enforce its rights under these contractual arrangements while they were in effect. Furthermore, the shareholders of the consolidated VIEs could have had interests that were different from those of the Company, which could have increased the risk that the shareholders would have sought to breach the existing terms of the aforementioned agreements.

In addition, if the historical structure or any of the contractual arrangements were to be found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to fines or other sanctions. The imposition of any such penalties could have a material adverse effect on the Company’s financial condition and results of operations.

Summarized below is the information related to the consolidated VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

As of June 30,
2026
RMB
Total assets	133,572
Total current liabilities	101,151
Total liabilities	101,522

Year Ended June 30, 2026
RMB
Net revenues	153,734
Operating costs and expenses	149,280
Net income	23,150

Year Ended June 30, 2026
RMB
Net cash used in operating activities	(13,330)
Net cash used in investing activities	(595)
Net cash generated from financing activities	2,140
Net decrease in cash, cash equivalents and restricted cash	(11,785)

For the year ended June 30, 2026, net cash generated from financing activities in the VIEs was attributable to net borrowing from bank loans of RMB2,140.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and their subsidiaries and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB118,000 as of June 30, 2026. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting a significant portion of businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There are no VIEs in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.